Equity in Net (Losses) Earnings of Affiliates (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Debt Securities, Available-for-sale [Line Items]
Equity in net earnings (losses) of affiliates	$ (3,547)	$ (19,100)
Golar Partners
Debt Securities, Available-for-sale [Line Items]
Equity in net earnings (losses) of affiliates	15,541	(1,763)
Non cash loss on deemed disposal		17,000
Golar Power
Debt Securities, Available-for-sale [Line Items]
Equity in net earnings (losses) of affiliates	(16,985)	(12,460)
OneLNG
Debt Securities, Available-for-sale [Line Items]
Equity in net earnings (losses) of affiliates	(2,047)	(5,281)
Egyptian Company for Gas Services (ECGS)
Debt Securities, Available-for-sale [Line Items]
Equity in net earnings (losses) of affiliates	$ (56)	$ 404